Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended	39 Months Ended	60 Months Ended		65 Months Ended	74 Months Ended	97 Months Ended	101 Months Ended	105 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000194706
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire 100 ETF
C000248596
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire 500 ETF
C000176728
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Corporate Bond ETF
C000223048
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Growth ETF
C000237005
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Fidelis Multi Factor ETF
C000176729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Global Hope ETF
C000214760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire International ETF
C000176730
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Small/Mid Cap ETF
C000220340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Capital Appreciation ETF
Without Sales Load [Member] | C000194706
Average Annual Return [Line Items]
Average Annual Return, Percent	8.59%				9.50%			11.21%
Without Sales Load [Member] | C000248596
Average Annual Return [Line Items]
Average Annual Return, Percent	14.20%	16.65%
Without Sales Load [Member] | C000176728
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%				1.09%				2.21%
Without Sales Load [Member] | C000223048
Average Annual Return [Line Items]
Average Annual Return, Percent	11.90%			9.46%
Without Sales Load [Member] | C000237005
Average Annual Return [Line Items]
Average Annual Return, Percent	12.65%		14.79%
Without Sales Load [Member] | C000176729
Average Annual Return [Line Items]
Average Annual Return, Percent	11.77%				9.62%					9.48%
Without Sales Load [Member] | C000214760
Average Annual Return [Line Items]
Average Annual Return, Percent	22.18%				9.28%		10.54%
Without Sales Load [Member] | C000176730
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.16%)				9.83%					7.65%
Without Sales Load [Member] | C000220340
Average Annual Return [Line Items]
Average Annual Return, Percent	5.12%				6.43%	6.96%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%				15.28%			14.76%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%	19.06%
Bloomberg Intermediate Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Corporate Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.67%			14.45%
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
Average Annual Return, Percent	18.74%				13.53%					12.85%
S&P International 700 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P International 700 TR
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Inspire 100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire 100 Index
Average Annual Return, Percent	9.00%				10.01%			11.98%
Inspire 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire 500 Index
Average Annual Return, Percent	14.28%	16.78%
Inspire Corporate Bond Impact Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Corporate Bond Impact Index
Average Annual Return, Percent	6.66%				1.61%				3.36%
Bloomberg U.S. Intermediate Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Credit Index
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(0.23%)			9.84%
WI Fidelis Multi-Cap, Multi-Factor Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WI Fidelis Multi-Cap, Multi-Factor Index
Average Annual Return, Percent	13.95%		16.10%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Inspire Global Hope Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Global Hope Index
Average Annual Return, Percent	12.92%				10.48%					10.06%
Inspire International NTR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire International NTR Index
Average Annual Return, Percent	22.90%				8.21%		9.75%
Inspire Global Hope Ex-US GTR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Global Hope Ex-US GTR Index
Inspire Small/MidCap Impact EW Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Small/Mid Cap Index
Average Annual Return, Percent	(3.76%)				10.77%					8.69%
S&P SmallCap 600 Equal Weight Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
S&P Target Risk Moderate Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
Average Annual Return, Percent	10.89%				5.16%	5.85%